Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
Income/ (Loss) per Common Share [Abstract]
Schedule of Earnings per Common Share

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Numerator:
Net income	$62,878	$89,737	$13,047
Less:
Dividend declared on preferred shares Series B	—	(78)	(108)
Dividend declared on preferred shares Series D	—	(281)	(642)
Dividend declared on restricted shares	(105)	(245)	(385)
Undistributed (income) attributable to Series C participating preferred shares	(3,058)	(4,337)	(541)
Net income attributable to common stockholders, basic	$59,715	$84,796	$11,371
Plus:
Dividend declared on preferred shares Series B	—	78	—
Dividend declared on preferred shares Series D	—	281	—
Dividend declared on restricted shares	105	245	—
Undistributed income attributable to Series C participating preferred shares	—	—	541
Net income attributable to common stockholders, diluted	59,820	85,400	11,912
Denominator:
Denominator for basic net income per share — weighted average shares	149,932,713	150,025,086	147,606,448
Series A preferred stock	232,787	1,200,000	1,200,000
Series B preferred stock	—	156,893	—
Series C preferred stock	—	—	7,676,000
Series D preferred stock	—	647,758	—
Restricted shares	570,656	1,270,658	—
Denominator for diluted net income per share — adjusted weighted average shares	150,736,156	153,300,395	156,482,448
Basic net earnings per share	$0.40	$0.57	$0.08
Diluted net earnings per share	$0.40	$0.56	$0.08